Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.3%
4,080	iShares 20+ Year Treasury Bond ETF	$583,766	1.0
7,127	iShares S&P SmallCap 600 Index Fund	554,766	1.0
19,033	Schwab U.S. TIPS ETF	1,080,313	1.9
9,494	Vanguard Global ex-U.S. Real Estate ETF	556,254	1.0
5,960	Vanguard Real Estate ETF	555,770	1.0
13,338	Vanguard Russell 1000 Growth ETF	2,189,566	3.9
32,981	Vanguard Value ETF	3,681,339	6.5

	Total Exchange-Traded Funds (Cost $9,030,135)	9,201,774	16.3

MUTUAL FUNDS: 83.7%
	Affiliated Investment Companies: 83.7%
177,399	Voya Floating Rate Fund - Class I	1,683,514	3.0
281,434	Voya High Yield Bond Fund - Class R6	2,245,844	4.0
320,102	Voya Intermediate Bond Fund - Class R6	3,341,869	5.9
136,865	Voya Large Cap Value Fund - Class R6	1,760,085	3.1
57,771	Voya Large-Cap Growth Fund - Class R6	2,659,768	4.7
84,495	Voya MidCap Opportunities Portfolio - Class I	1,097,586	2.0
119,677	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,427,742	2.5
193,414	Voya Multi-Manager International Equity Fund - Class I	2,144,959	3.8
230,795	Voya Multi-Manager International Factors Fund - Class I	2,157,934	3.8
115,959	Voya Multi-Manager Mid Cap Value Fund - Class I	1,166,552	2.1
282,905	Voya Short Term Bond Fund - Class R6	2,792,269	5.0
91,508	Voya Small Company Portfolio - Class I	1,432,103	2.5
217,686	Voya Strategic Income Opportunities Fund - Class R6	2,244,344	4.0
257,290	Voya U.S. High Dividend Low Volatility Fund - Class R6	3,162,091	5.6
287,556	Voya U.S. Stock Index Portfolio - Class I	4,537,633	8.1
263,194	VY BrandywineGLOBAL - Bond Portfolio - Class I	2,750,375	4.9
119,963	VY® Invesco Comstock Portfolio - Class I	2,176,133	3.9
197,943	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,589,913	9.9

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
33,377	VY® T. Rowe Price Growth Equity Portfolio - Class I	$2,756,938	4.9

	Total Mutual Funds (Cost $47,317,946)	47,127,652	83.7

	Total Investments in Securities (Cost $56,348,081)	$56,329,426	100.0
	Assets in Excess of Other Liabilities	14,932	0.0
	Net Assets	$56,344,358	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,201,774	$–	$–	$9,201,774
Mutual Funds	47,127,652	–	–	47,127,652
Total Investments, at fair value	$56,329,426	$–	$–	$56,329,426

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$501,500	$59,383	$(567,621)	$6,738	$-	$-	$53,949	$-
Voya Floating Rate Fund - Class I	2,479,223	510,204	(1,376,088)	70,175	1,683,514	71,975	(39,684)	-
Voya High Yield Bond Fund - Class R6	-	2,540,257	(304,998)	10,585	2,245,844	55,426	(453)	-
Voya Intermediate Bond Fund - Class R6	4,943,107	3,746,639	(5,574,824)	226,947	3,341,869	122,730	61,568	-
Voya International Index Portfolio - Class I	987,233	112,730	(1,212,599)	112,636	-	-	(32,614)	-
Voya Large Cap Value Fund - Class R6	1,468,991	1,075,881	(1,128,521)	343,734	1,760,085	18,181	(97,335)	-
Voya Large-Cap Growth Fund - Class R6	1,744,257	1,265,093	(790,516)	440,934	2,659,768	-	(46,935)	-
Voya MidCap Opportunities Portfolio - Class I	998,375	337,737	(305,999)	67,473	1,097,586	1,024	3,807	129,008
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,481,767	1,109,770	(1,464,476)	300,681	1,427,742	-	(137,710)	-
Voya Multi-Manager International Equity Fund - Class I	2,232,440	620,925	(951,178)	242,772	2,144,959	-	55,094	-
Voya Multi-Manager International Factors Fund - Class I	1,981,328	559,719	(604,766)	221,653	2,157,934	-	(27,746)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	994,894	283,280	(353,484)	241,862	1,166,552	-	(55,809)	-
Voya Short Term Bond Fund - Class R6	972,495	2,511,211	(738,984)	47,547	2,792,269	35,717	(3,958)	-
Voya Small Company Portfolio - Class I	1,992,070	638,316	(1,598,561)	400,278	1,432,103	5,556	(257,345)	188,116
Voya Strategic Income Opportunities Fund - Class R6	-	2,548,820	(324,066)	19,590	2,244,344	46,331	2,131	-
Voya U.S. Bond Index Portfolio - Class I	3,717,329	1,288,476	(5,030,276)	24,471	-	29,573	53,246	-
Voya U.S. High Dividend Low Volatility Fund - Class I	1,742,179	1,659,790	(3,557,718)	155,749	-	27,605	22,069	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	2,982,960	-	179,131	3,162,091	-	-	-
Voya U.S. Stock Index Portfolio - Class I	3,021,068	3,769,722	(2,691,959)	438,802	4,537,633	11,617	(84,668)	234,000
VY® Goldman Sachs Bond Portfolio - Class I	2,223,660	1,054,731	(711,650)	183,634	2,750,375	53,796	817	-
VY® Invesco Comstock Portfolio - Class I	3,033,155	895,725	(1,851,793)	99,046	2,176,133	10,077	160,956	194,251
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,086,070	1,320,762	(1,312,255)	495,336	5,589,913	19,945	103,144	285,026
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,491,206	876,818	(757,079)	145,993	2,756,938	5,198	18,580	300,638
	$44,092,347	$31,768,949	$(33,209,411)	$4,475,767	$47,127,652	$514,751	$(248,896)	$1,331,039

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $57,621,182.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,033,755
Gross Unrealized Depreciation	(2,325,511)

Net Unrealized Depreciation	$(1,291,756)